Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Leasehold improvements	Furniture and other equipment	Total
COST
As of January 1, 2023	135	793	928
Additions	—	—	—
Disposals	—	(363)	(363)
As of December 31, 2023	135	430	565
Additions	36	23	59
Disposals	(47)	(62)	(109)
As of December 31, 2024	124	391	515
ACCUMULATED DEPRECIATION
As of January 1, 2023	(114)	(329)	(443)
Accumulated depreciation removal for disposals	—	75	75
Provided for the year	(18)	(18)	(36)
As of December 31, 2023	(132)	(272)	(404)
Accumulated depreciation removal for disposals	29	8	37
Provided for the year	(16)	(40)	(56)
As of December 31, 2024	(119)	(304)	(423)
CARRYING VALUES
As of December 31, 2023	$3	$158	$161
As of December 31, 2024	$5	$87	$92

Summary of Depreciation Rates of Property Plant and Equipment

The above items of plant and equipment are depreciated over their estimated useful lives between 3 to 5 years, using straight-line method after taking into account the residual values, at the following rates per annum:

Leasehold improvements	Over the shorter of the relevant lease term or 20%
Furniture and other equipment	14% - 33%